PIMCO Dividend and Income Fund Investment Objectives and Goals - PIMCO Dividend and Income Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Dividend and Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek to provide current income. The Fund’s secondary objective is to seek to provide long-term capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek to provide long-term capital appreciation.